Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average SCT	Average Compensation	Value of Initial Fixed $100
	SCT Total	SCT Total Compensation	SCT Total	Compensation	Compensation	Compensation	Total Compensation	Actually Paid to	Invested Based On:
	Compensation for	for Second	Compensation for	Actually Paid to	Actually Paid to	Actually Paid to	for Other	Other	Company	Peer	Net Income	Adj. EBITDA[8]
Year	First PEO[1]	PEO[2]	Third PEO[3]	First CEO[1,4]	Second PEO[2,4]	Third PEO[3,4]	NEOs[5]	NEOs[4,5]	TSR[6]	Group[6]	($M)[7]	($M)
2025	$12,706,532	N/A	N/A	$9,639,794	N/A	N/A	$4,622,644	$2,953,383	$2,361.54	$255.04	$184.0	$392.1
2024	$8,505,827	N/A	N/A	$39,819,460	N/A	N/A	$2,318,983	$11,394,298	$2,928.90	$275.70	$161.5	$314.3
2023	$4,824,132	N/A	N/A	$8,200,158	N/A	N/A	$2,138,078	$3,658,664	$709.20	$203.70	$153.1	$212.1
2022	$2,013,440	N/A	N/A	$712,768	N/A	N/A	$914,617	$246,552	$277.20	$195.70	$85.2	$158.8
2021	$2,931,370	$1,828,486	$5,838,871	$3,685,253	$4,207,179	$5,556,770	$1,164,622	$1,789,683	$454.50	$187.60	$(210.7)	$164.8
(1)	“First PEO” reflects compensation for Modine’s current CEO, Neil Brinker, who assumed the role on December 1, 2020.
(2)	“Second PEO” reflects compensation for Michael Lucareli, who served as interim CEO from August 4, 2020, until December 1, 2020, as well as CFO for the entire fiscal year 2021.
(3)	“Third PEO” reflects compensation for Modine’s former CEO, Thomas Burke, who served in the role until August 4, 2020.
(4)	CAP reflects the SEC methodology, with adjustments for calculating CAP from Summary Compensation Table (“SCT”) values provided in the table below.
(5)	NEOs used for the average non-CEO NEO for each fiscal year are as follows:

−2025: Michael Lucareli, Eric McGinnis, Adrian Peace, Erin Roth and Brian Agen

−2024: Michael Lucareli, Eric McGinnis, Adrian Peace and Brian Agen.

−2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.

−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.
−	2021: Sylvia Stein, Matthew McBurney, Joel Casterton, and Scott Bowser. Mr. Lucareli was not included in the 2021 average as he served as interim CEO during this year.
(6)	Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation). Peer group TSR for all years reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2025 annual report on Form 10-K. Prior to 2024, the TSR peer group reflected the S&P SmallCap 600 Industrials. In 2024, based upon the Company’s higher market capitalization as compared with the prior year, the Company determined the S&P MidCap 400 Industrials Index was more representative of its business. Had we used the values for the S&P SmallCap 600 Industrials Index for peer group TSR, the values would have been: 2021 = $195.4; 2022 = $195.4; 2023 = $204.5; 2024 = $274.4; and 2025 = $260.0.
(7)	Net Income reflects net earnings (loss) attributable to Modine, as disclosed in our financial statements.
(8)	Adjusted EBITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	“First PEO” reflects compensation for Modine’s current CEO, Neil Brinker, who assumed the role on December 1, 2020.
(2)	“Second PEO” reflects compensation for Michael Lucareli, who served as interim CEO from August 4, 2020, until December 1, 2020, as well as CFO for the entire fiscal year 2021.
(3)	“Third PEO” reflects compensation for Modine’s former CEO, Thomas Burke, who served in the role until August 4, 2020.
(5)	NEOs used for the average non-CEO NEO for each fiscal year are as follows:

−2025: Michael Lucareli, Eric McGinnis, Adrian Peace, Erin Roth and Brian Agen

−2024: Michael Lucareli, Eric McGinnis, Adrian Peace and Brian Agen.

−2023: Michael Lucareli, Eric McGinnis, Sylvia Stein and Brian Agen.

−	2022: Michael Lucareli, Eric McGinnis, Sylvia Stein, Brian Agen, Matthew McBurney, and Joel Casterton.
−	2021: Sylvia Stein, Matthew McBurney, Joel Casterton, and Scott Bowser. Mr. Lucareli was not included in the 2021 average as he served as interim CEO during this year.

Peer Group Issuers, Footnote
(6)	Cumulative TSR is measured as of a beginning date of April 1, 2020 (i.e., March 31, 2020, stock price is the base date for calculation). Peer group TSR for all years reflects values for the S&P MidCap 400 Industrials Index, the same benchmark used in our 2025 annual report on Form 10-K. Prior to 2024, the TSR peer group reflected the S&P SmallCap 600 Industrials. In 2024, based upon the Company’s higher market capitalization as compared with the prior year, the Company determined the S&P MidCap 400 Industrials Index was more representative of its business. Had we used the values for the S&P SmallCap 600 Industrials Index for peer group TSR, the values would have been: 2021 = $195.4; 2022 = $195.4; 2023 = $204.5; 2024 = $274.4; and 2025 = $260.0.

Adjustment To PEO Compensation, Footnote

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
						Add Year-End		Add Change in		Deduct Fair	Add
			Deduct SCT	Add	Deduct SCT	Fair Value of	Add Fair Value	Value of Prior	Add Change in	Value of Awards	Dividends
			Change in	Pension	Stock and	Unvested	of Equity	Years' Awards	Value of Vested	Not Meeting	Paid on
			Pension	Service	Option	Equity Granted	Vested and	Unvested at	Equity Granted	Vesting	Unvested
Fiscal Year	Executive	SCT Total	Value	Cost	Awards	in Year	Granted in Year	FYE	in Prior Years	Conditions	Equity	Total CAP[1]
2025	First PEO (Brinker)	$12,706,532	N/A	$0	$(5,175,010)	$7,655,045	$0	$(5,704,698)	$157,925	$0	$0	$9,639,794
	Avg. Non-PEO NEO	$4,622,644	$(2,598)	$0	$(2,513,875)	$1,527,632	$29,879	$(998,927)	$288,627	$0	$0	$2,953,383
2024	First PEO (Brinker)	$8,505,827	N/A	$0	$(3,675,008)	$23,073,770	$0	$11,109,400	$805,470	$0	$0	$39,819,460
	Avg. Non-PEO NEO	$2,318,983	$(956)	$0	$(773,249)	$4,854,880	$0	$4,121,144	$873,495	$0	$0	$11,394,298
2023	First PEO (Brinker)	$4,824,132	N/A	$0	$(1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	$(780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	$(1,147,900)	$540,677	$0	$(398,489)	$(294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	$(408,039)	$169,336	$26,867	$(259,562)	$(119,480)	$(77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	$(2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	$(14,691)	$0	$(780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	$(514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	$(8,278)	$0	$(278,776)	$494,382	$0	$345,139	$81,547	$(8,952)	$0	$1,789,683
(1)	Columns may not sum due to rounding.

Non-PEO NEO Average Total Compensation Amount	$ 4,622,644	$ 2,318,983	$ 2,138,078	$ 914,617	$ 1,164,622
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,953,383	11,394,298	3,658,664	246,552	1,789,683
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation Actually Paid

			Pension Benefits		Equity Awards
						Add Year-End		Add Change in		Deduct Fair	Add
			Deduct SCT	Add	Deduct SCT	Fair Value of	Add Fair Value	Value of Prior	Add Change in	Value of Awards	Dividends
			Change in	Pension	Stock and	Unvested	of Equity	Years' Awards	Value of Vested	Not Meeting	Paid on
			Pension	Service	Option	Equity Granted	Vested and	Unvested at	Equity Granted	Vesting	Unvested
Fiscal Year	Executive	SCT Total	Value	Cost	Awards	in Year	Granted in Year	FYE	in Prior Years	Conditions	Equity	Total CAP[1]
2025	First PEO (Brinker)	$12,706,532	N/A	$0	$(5,175,010)	$7,655,045	$0	$(5,704,698)	$157,925	$0	$0	$9,639,794
	Avg. Non-PEO NEO	$4,622,644	$(2,598)	$0	$(2,513,875)	$1,527,632	$29,879	$(998,927)	$288,627	$0	$0	$2,953,383
2024	First PEO (Brinker)	$8,505,827	N/A	$0	$(3,675,008)	$23,073,770	$0	$11,109,400	$805,470	$0	$0	$39,819,460
	Avg. Non-PEO NEO	$2,318,983	$(956)	$0	$(773,249)	$4,854,880	$0	$4,121,144	$873,495	$0	$0	$11,394,298
2023	First PEO (Brinker)	$4,824,132	N/A	$0	$(1,485,011)	$3,070,765	$0	$1,195,145	$595,127	$0	$0	$8,200,158
	Avg. Non-PEO NEO	$2,138,078	$0	$0	$(780,496)	$1,417,493	$0	$717,756	$165,833	$0	$0	$3,658,664
2022	First PEO (Brinker)	$2,013,440	N/A	$0	$(1,147,900)	$540,677	$0	$(398,489)	$(294,961)	$0	$0	$712,768
	Avg. Non-PEO NEO	$914,617	$0	$0	$(408,039)	$169,336	$26,867	$(259,562)	$(119,480)	$(77,187)	$0	$246,552
2021	First PEO (Brinker)	$2,931,370	N/A	$0	$(2,222,258)	$2,169,102	$807,039	$0	$0	$0	$0	$3,685,253
	Second PEO (Lucareli)	$1,828,486	$(14,691)	$0	$(780,213)	$2,007,439	$0	$953,896	$212,262	$0	$0	$4,207,179
	Third PEO (Burke)	$5,838,871	N/A	$0	$0	$0	$0	$0	$232,007	$(514,108)	$0	$5,556,770
	Avg. Non-PEO NEO	$1,164,622	$(8,278)	$0	$(278,776)	$494,382	$0	$345,139	$81,547	$(8,952)	$0	$1,789,683
(1)	Columns may not sum due to rounding.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List Metrics

The table below lists our most important performance measures used to link "Compensation Actually Paid" for our NEOs to company performance over the fiscal year ending March 31,2025. These measures are used to determine payouts for our annual incentive plan, our long-term performance cash plan, and our long-term performance share plan. For more information on our incentive plan measures and goals, refer to the Compensation Discussion and Analysis section of this proxy statement. The performance measures included in this table are not ranked by relative importance.

Most Important Metrics

Adjusted EBITDA Growth

Adjusted EBITDA Margin

Cash Flow ROI

Total Shareholder Return Amount	$ 2,361.54	2,928.9	709.2	277.2	454.5
Peer Group Total Shareholder Return Amount	255.04	275.7	203.7	195.7	187.6
Net Income (Loss)	$ 184,000,000	$ 161,500,000	$ 153,100,000	$ 85,200,000	$ (210,700,000)
Company Selected Measure Amount	392,100,000	314,300,000	212,100,000	158,800,000	164,800,000
PEO Name	Neil Brinker
Peer group total shareholder return	$ 260	$ 274.4	$ 204.5	$ 195.4	$ 195.4
Measure:: 1
Pay vs Performance Disclosure
Name	Most Important Metrics
Non-GAAP Measure Description
(8)	Adjusted EBITDA is defined as “Operating Income” plus “Depreciation and Amortization Expenses,” both as reported externally for the Company’s audited financial statements, plus or minus permitted adjustments.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Cash Flow ROI
Neil Brinker
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 12,706,532	8,505,827	4,824,132	2,013,440	2,931,370
PEO Actually Paid Compensation Amount	9,639,794	39,819,460	8,200,158	712,768	3,685,253
Non-PEO NEO Average Total Compensation Amount	4,622,644	2,318,983	2,138,078	914,617
Non-PEO NEO Average Compensation Actually Paid Amount	2,953,383	11,394,298	3,658,664	246,552
Michael Lucareli
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,828,486
PEO Actually Paid Compensation Amount					4,207,179
Thomas Burke
Pay vs Performance Disclosure
PEO Total Compensation Amount					5,838,871
PEO Actually Paid Compensation Amount					5,556,770
PEO | Neil Brinker | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Neil Brinker | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,175,010)	(3,675,008)	(1,485,011)	(1,147,900)	(2,222,258)
PEO | Neil Brinker | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,655,045	23,073,770	3,070,765	540,677	2,169,102
PEO | Neil Brinker | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,704,698)	11,109,400	1,195,145	(398,489)	0
PEO | Neil Brinker | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	807,039
PEO | Neil Brinker | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	157,925	805,470	595,127	(294,961)	0
PEO | Neil Brinker | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Neil Brinker | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Michael Lucareli | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(14,691)
PEO | Michael Lucareli | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael Lucareli | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(780,213)
PEO | Michael Lucareli | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					2,007,439
PEO | Michael Lucareli | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					953,896
PEO | Michael Lucareli | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael Lucareli | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					212,262
PEO | Michael Lucareli | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Michael Lucareli | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas Burke | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas Burke | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas Burke | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas Burke | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas Burke | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Thomas Burke | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					232,007
PEO | Thomas Burke | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(514,108)
PEO | Thomas Burke | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,278)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(278,776)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					494,382
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					345,139
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					81,547
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,952)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0
Non-PEO NEO | Neil Brinker | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,598)	(956)	0	0
Non-PEO NEO | Neil Brinker | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Neil Brinker | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,513,875)	(773,249)	(780,496)	(408,039)
Non-PEO NEO | Neil Brinker | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,527,632	4,854,880	1,417,493	169,336
Non-PEO NEO | Neil Brinker | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(998,927)	4,121,144	717,756	(259,562)
Non-PEO NEO | Neil Brinker | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,879	0	0	26,867
Non-PEO NEO | Neil Brinker | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,627	873,495	165,833	(119,480)
Non-PEO NEO | Neil Brinker | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(77,187)
Non-PEO NEO | Neil Brinker | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0